Schedule 1 (CONDENSED STATEMENTS OF OPERATIONS) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Operating costs and expenses	$ (145,567)	$ (36,385)	$ (11,473)
Net (loss)/income	$ 43,828	$ (4,497)	$ (8,342)
Basic and diluted (loss)/income per share	$ 0.4354	$ (0.0450)	$ (0.0834)
Weighted-average number of ordinary shares used in computing basic and diluted net loss per share	100,652,055	100,000,000	100,000,000
YIRENDAI LTD. [Member]
Condensed Income Statements, Captions [Line Items]
Equity in earnings of subsidiaries and VIEs	$ 43,880	$ (4,497)	$ (8,342)
Operating costs and expenses	(52)
Net (loss)/income	$ 43,828	$ (4,497)	$ (8,342)
Basic and diluted (loss)/income per share	$ 0.4354	$ (0.0450)	$ (0.0834)
Weighted-average number of ordinary shares used in computing basic and diluted net loss per share	100,652,055	100,000,000	100,000,000